Short-term loans (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of short term loans

	Maturity	Interest rate		June 30, 2025	June 30, 2024
Line of credit	N/A	$	Floating	$-	$-
RE Royalty	November 26, 2025		Fixed	3,000	-
Geddes Construction Loan	within 12 months of June 30, 2025		Floating	1,734	1,310
Total		$		$4,734	$1,310